RULE 497(J) CERTIFICATION

Date: February 1, 1999

     Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), The One Hundred Fund,
Inc.(the "Fund") hereby certifies that:

     (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 60 to the Fund's Registration
     Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement; and

     (2) the text of Post-Effective Amendment No. 60 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
     Commission on January 25, 1999.


                    THE ONE HUNDRED FUND, INC.


                    By:/s/Brian Ferrie
                   Title: Brian Ferrie, Vice President